Earnings per Share (Tables)	3 Months Ended
Jan. 31, 2025
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three

months ended January 31, 2025 and January

31, 2024.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the three months ended
January 31 January 31
2025 2024
Basic earnings per share
Net income attributable to common shareholders $ 2,707 $ 2,750
Weighted-average number of common shares outstanding

(millions)
1,749.9 1,776.7
Basic earnings per share (Canadian dollars) $ 1.55 $ 1.55
Diluted earnings per share
Net income attributable to common shareholders

$ 2,707 $ 2,750
Net income attributable to common shareholders

including impact of dilutive securities
2,707 2,750
Weighted-average number of common shares outstanding

(millions)
1,749.9 1,776.7
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 0.8 1.5
Weighted-average number of common shares outstanding

– diluted (millions)
1,750.7 1,778.2
Diluted earnings per share (Canadian dollars) 1 $ 1.55 $ 1.55
For the three months ended January 31, 2025, the computation of diluted earnings per share excluded average options outstanding of
5.9

million, with a weighted-average exercise price
of $ 84.34
, as the option price was greater than the average market price of the Bank’s common shares.

For the three months ended January 31, 2024, the computation of diluted earnings per share excluded average options outstanding of 4.9 million, with a weighted-average exercise price of $
92.89 , as the option price was greater than the average market price of the Bank’s common shares.